Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
Note Four
Investments

The aggregate carrying and approximate market values of securities follow. Fair values are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value

Securities available-for-sale:
Obligations of states and political subdivisions	$55,262	$1,561	$21	$56,802
US Treasuries and US government agencies	5,868	173	0	6,041
Mortgage-backed securities:
US government agencies	220,815	6,966	168	227,613
Private label	5,117	45	6	5,156
Trust preferred securities	48,951	941	4,735	45,157
Corporate securities	16,226	160	1,988	14,398
Total Debt Securities	352,239	9,846	6,918	355,167
Marketable equity securities	4,318	0	465	3,853
Investment funds	1,724	39	0	1,763
Total Securities Available-for-Sale	$358,281	$9,885	$7,383	$360,783

Securities held-to-maturity:
Trust preferred securities	$23,458	$675	$710	$23,423
Total Securities Held-to-Maturity	$23,458	$675	$710	$23,423

Other investment securities:
Non-marketable equity securities	$11,934	$0	$0	$11,934
Total Other Investment Securities	$11,934	$0	$0	$11,934

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value

Securities available-for-sale:
Obligations of states and political subdivisions	$65,634	$759	$467	$65,926
US Treasuries and US government agencies	7,837	165	0	8,002
Mortgage-backed securities:
US government agencies	251,209	8,099	493	258,815
Private label	8,031	87	0	8,118
Trust preferred securities	58,517	1,031	4,938	54,610
Corporate securities	16,214	63	884	15,393
Total Debt Securities	407,442	10,204	6,782	410,864
Marketable equity securities	5,207	8	522	4,693
Investment funds	1,617	0	7	1,610
Total Securities Available-for-Sale	$414,266	$10,212	$7,311	$417,167

Securities held-to-maturity:
Obligations of states and political subdivisions	$438	$5	$0	$443
Trust preferred securities	23,427	0	770	22,657
Total Securities Held-to-Maturity	$23,865	$5	$770	$23,100

Other investment securities:
Non-marketable equity securities	$12,553	$0	$0	$12,553
Total Other Investment Securities	$12,553	$0	$0	$12,553

Securities with limited marketability, such as stock in the Federal Reserve Bank or the Federal Home Loan Bank are carried at cost and are reported as other securities in the table above.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2011 and 2010. The following table shows the gross unrealized losses and fair value of the Company's investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	December 31, 2011
	Less Than Twelve Months		Twelve Months or Greater		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$992	$11	$394	$10	$1,386	$21
Mortgage-backed securities:
US Government agencies	0	0	4,333	168	4,333	168
Private label	3,236	6	0	0	3,236	6
Trust preferred securities	6,724	520	5,402	4,215	12,126	4,735
Corporate securities	1,791	241	4,941	1,747	6,732	1,988
Marketable equity securities	3,810	465	0	0	3,810	465
Total	$16,553	$1,243	$15,070	$6,140	$31,623	$7,383

Securities held-to-maturity:
Trust preferred securities	$4,823	$212	$8,219	$498	$13,042	$710

	December 31, 2010
	Less Than Twelve Months		Twelve Months or Greater		Total
(in thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$16,242	$253	$2,141	$214	$18,383	$467
Mortgage-backed securities:
US Government agencies	20,160	493	0	0	20,160	493
Trust preferred securities	6,910	686	6,831	4,252	13,741	4,938
Corporate securities	2,010	26	3,511	858	5,521	884
Marketable equity securities	1,038	221	1,260	301	2,298	522
Investment funds	1,493	7	0	0	1,493	7
Total	$47,853	$1,686	$13,743	$5,625	$61,596	$7,311

Securities held-to-maturity:
Trust preferred securities	$6,623	$198	$7,889	$572	$14,512	$770

Marketable equity securities consist of investments made by the Company in equity positions of various community banks.  Included within this portfolio are meaningful (2-5%) ownership positions in the following community bank holding companies:  Community Financial Corporation; Eagle Financial Services, Inc; First National Corporation; and First United Corporation.

During 2011, the Company realized investment gains of $3.1 million from the sale of U.S. government agencies, mortgage backed securities and certain single issuer trust preferred securities, with remaining book values of $6.0 million, $232.8 million and $66.1 million at December 31, 2011, respectively.  In addition, the Company received full payment in 2011 on its investment in a single issuer bank trust preferred security, along with accrued interest that had previously been deferred, that the Company had previously recognized a credit-related net impairment charge of $0.6 million during 2010.  As a result of this repayment, the Company recognized an investment gain of $0.6 million in 2011.  These gains were partially offset by $1.3 million in credit-related net investment impairment losses.  These charges deemed to be other-than-temporary were related to pooled bank trust preferreds ($0.4 million credit-related net impairment losses) with a remaining book value of $3.4 million at December 31, 2011, and community bank and bank holding company equity positions ($0.9 million credit-related net impairment losses) with remaining book value of $3.9 million at December 31, 2011.  The credit-related net impairment charges related to the pooled bank trust preferred securities were based on the Company's quarterly reviews of its investment securities for indications of losses considered to be other than temporary.  Based on management's assessment of the securities the Company owns, the seniority position of the securities within the pools, the level of defaults and deferred payments within the pools, management concluded that credit-related impairment charges of $0.4 million on the pooled bank trust preferred securities were appropriate for the year ended December 31, 2011.  During the year ended December 31, 2011, the Company recognized $0.9 million of credit-related net impairment charges on the Company's equity positions due to the length of time and extent to which the market value of these securities have been below the Company's cost basis.  As a result of these factors, the Company does not expect the market value of these securities to recover in the near future.

During 2010, the Company recorded $6.1 million of credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferreds ($1.8 million credit-related net impairment losses) with a remaining book value of $7.8 million at December 31, 2010, single issuer bank trust preferreds ($0.7 million credit-related net impairment losses) with a remaining book value of $1.2 million at December 31, 2010, and community bank and bank holding company equity positions ($3.6 million credit-related net impairment losses) with remaining book value of $3.6 million at December 31, 2010.  The credit-related net impairment charges related to the pooled bank trust preferred securities and single issuer bank trust preferred securities (Cascade Capital Trust I issued by Cascade Financial Corporation of Everett, Washington) were based on the Company's quarterly reviews of its investment securities for indications of losses considered to be other than temporary.  Based on management's assessment of the securities the Company owns, the seniority position of the securities within the pools, the level of defaults and deferred payments within the pools, management concluded that credit-related impairment charges of $1.8 million and $0.7 million on the pooled bank trust preferred securities and single issuer bank trust preferred securities, respectively, were appropriate for the year ending December 31, 2010.  During the year ended December 31, 2010, the Company recognized $3.6 million of credit-related net impairment charges on the Company's equity positions due to trends of poor financial performance over the last several quarters and the length of time and extent to which the market value of these securities have been below the Company's cost basis.  As a result of these factors, the Company does not expect the market value of these securities to recover in the near future.  These losses were partially offset by realized investment gains of $1.4 million as the Company sold certain single issuer trust preferred securities with a remaining book value of $75.3 million during the year ended December 31, 2010.

Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary are reflected in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it's more likely than not the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.1% of each respective company being traded on a daily basis. Another factor influencing the market value of these equity securities is a depressed stock market, particularly in the smaller community bank financial sector.  As part of management's review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held to maturity until they mature, at which time the Company will receive full value for the securities. Furthermore, as of December 31, 2011, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread widening on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility. These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date. As of December 31, 2011, management believes the unrealized losses detailed in the table above are temporary and no impairment loss has been recognized in the Company's consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting credit loss recognized in net income in the period of the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

At December 31, 2011, the book value of the Company's five pooled trust preferred securities totaled $7.5 million with an estimated fair value of $3.4 million. All of these securities are mezzanine tranches.  Pooled trust preferred securities represent beneficial interests in securitized financial assets that the Company analyzes within the scope of FASB ASC 320, Investments—Debt and Equity Securities and are evaluated quarterly for other-than-temporary-impairment ("OTTI").  Management performs an analysis of OTTI utilizing its internal methodology as described below to estimate expected cash flows to be received in the future.  The Company reviews each of its pooled trust preferred securities to determine if an OTTI charge would be recognized in current earnings in accordance with FASB ASC 320, Investments—Debt and Equity Securities. There is risk that continued collateral deterioration could cause the Company to recognize additional OTTI charges in earnings in the future.

When evaluating pooled trust preferred securities for OTTI, the Company determines a credit related portion and a noncredit related portion, if any. The credit related portion is recognized in earnings and represents the difference between the present value of expected future cash flows and the amortized cost basis of the security. The noncredit related portion is recognized in other comprehensive income, and represents the difference between the book value and the fair value of the security less the amount of the credit related impairment. The determination of whether it is probable that an adverse change in estimated cash flows has occurred is evaluated by comparing estimated cash flows to those previously projected as further described below. The Company considers this process to be its primary evidence when determining whether credit related OTTI exists.  The results of these analyses are significantly affected by other variables such as the estimate of future cash flows, credit worthiness of the underlying issuers and determination of the likelihood of defaults of the underlying collateral.

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, other fees and expenses, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment cures, deferrals or defaults of underlying trust preferred securities.  As in the past, for issuing banks that have defaulted, management assumes no recovery.  For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future.  The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows.  Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments.  Specifically, the model assumes annual prepayment of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that two of the banks currently deferring or in default will cure such positions between June 2012 and September 2012.  Management compares the present value of expected cash flows to those previously projected to determine if an adverse change in cash flows has occurred.  If an adverse change in cash flows has occurred, management determines the credit loss to be recognized in the current period and the portion related to noncredit factors to be recognized in other comprehensive income.

The following table presents a progression of the credit loss component of OTTI on debt securities recognized in earnings during the years ended December 31, 2011, 2010 and 2009. The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security. As noted above, the credit component of OTTI recognized in earnings during the year ended 2011 is presented in two parts based upon whether the credit impairment in the current period is the first time the debt security was credit impaired (initial credit impairment) or if it is an additional credit impairment on a debt security that was credit impaired in previous periods.

(in thousands)	2011	2010	2009

Beginning balance	$19,240	$17,473	$15,793
Additions:
Initial credit impairment	0	0	0
Additional credit
impairment	355	1,767	1,680
Deductions:
Called	(638)	0	0
Balance December 31	$18,957	$19,240	$17,473

(Dollars in thousands)
Deal Name		Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
		Pooled trust preferred securities:
		Available for Sale:
P1	(5)	Pooled	Mezz	$1,175	$505	$219	$(286)	Ca	17	28.7%	14.8	%(2)	17.4%
P2	(6)	Pooled	Mezz	3,944	1,197	842	(355)	Ca	16	25.9%	23.1	%(2)	11.9%
P3	(7)	Pooled	Mezz	2,962	1,431	379	(1,052)	Caa3	26	24.5%	22.3	%(2)	0.0%
P4	(8)	Pooled	Mezz	4,060	965	216	(749)	Ca	13	25.4%	0.0	%(3)	0.0%
P5	(9)	Pooled	Mezz	5,650	826	226	(600)	Ca	16	35.6%	22.7	%(2)	16.3%

		Held to Maturity:
P6	(10)	Pooled	Mezz	2,274	328	437	109	Ca	17	28.7%	14.8	%(2)	17.4%
P7	(6)	Pooled	Mezz	5,237	1,047	1,122	75	Ca	16	25.9%	23.1	%(2)	11.9%

		Single issuer trust preferred securities
		Available for sale:
S1		Single		1,149	1,038	1,038	0	Ba2	1	0	0
S2		Single		5,119	5,077	4,638	(439)	BB+	1	0	0
S3		Single		535	510	460	(50)	BB+	1	0	0
S4	(11)	Single		261	235	101	(134)	NR	1	0	0
S5		Single		3,000	3,000	3,036	36	B2	1	0	0
S6		Single		1,000	1,000	1,008	8	B2	1	0	0

		Held to Maturity:
S7		Single		4,000	4,000	4,000	0	NR	1	0	0
S8		Single		3,360	3,109	2,850	(259)	NR	1	0	0
S9		Single		3,564	3,535	3,398	(137)	NR	1	0	0
S10		Single		4,321	4,133	4,090	(43)	Baa3	1	0	0

	(1)
The differences noted consist of unrealized losses recorded at December 31, 2011 and noncredit other-than-temporary impairments recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

	(2)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

	(3)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. The model for this security assumes that two of the banks that are currently deferring will cure between June 2012 and September 2012. If additional underlying issuers cure, this bond could recover at a higher percentage.

	(4)
Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

	(5)
No other-than-temporary impairment losses were incurred during the year ended December 31, 2011. Other-than-temporary impairment losses of $370,000 were recognized during the year ended December 31, 2010.

	(6)	No other-than-temporary impairment losses were incurred during the years ended December 31, 2011 and 2010, respectively.
	(7)	Other-than-temporary impairment losses of $115,000 and $72,000 were recognized during the years ended December 31, 2011 and 2010, respectively.
	(8)	Other-than-temporary impairment losses of $240,000 and $619,000 were recognized during the years ended December 31, 2011 and 2010, respectively.
	(9)	No other-than-temporary impairment losses were incurred during the years ended December 31, 2011 and 2010, respectively.
	(10)
No other-than-temporary impairment losses were incurred during the year ended December 31, 2011. Other-than-temporary impairment losses of $706,000 were recognized during the year ended December 31, 2010.

	(11)
No other-than-temporary impairment losses were incurred during the year ended December 31, 2011. Other-than-temporary impairment losses of $15,000 were recognized during the year ended December 31, 2010.

The amortized cost and estimated fair value of debt securities at December 31, 2011, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties. Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

		Estimated
		Fair
(in thousands)	Cost	Value

Securities Available-for-Sale
Due in one year or less	$9,007	$9,047
Due after one year through five years	44,538	44,910
Due after five years through ten years	51,541	52,891
Due after ten years	247,153	248,319
	$352,239	$355,167

Securities Held-to-Maturity
Due in one year or less	$0	$0
Due after one year through five years	0	0
Due after five years through ten years	0	0
Due after ten years	23,458	23,423
	$23,458	$23,423

Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below:

(in thousands)	2011	2010	2009

Gross realized gains	$3,756	$1,397	$259
Gross realized losses	0	0	(1,085)
Investment security (losses) gains	$3,756	$1,397	$(826)

The specific identification method is used to determine the cost basis of securities sold.

The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $204.0 million and $204.6 million at December 31, 2011 and 2010, respectively.